Leases - Right-of-use assets (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	¥ 65,091
Net book value:	55,350	¥ 65,091
Ending balance	55,350	65,091
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	137,244	126,419
Additions	18,481	18,956
Early termination and modification of lease contracts	(3,173)	(3,886)
Termination of lease contracts	(8,850)	(4,146)
Exchange differences	(47)	(99)
Ending balance	143,655	137,244
Accumulated amortization and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	72,153	52,111
Charge for the year	26,539	26,012
Early termination and modification of lease contracts	(1,510)	(1,779)
Termination of lease contracts	(8,850)	(4,146)
Exchange differences	(27)	(45)
Ending balance	88,305	72,153
Telecommunications Towers and related assets [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value:	29,463	39,710
Telecommunications Towers and related assets [Member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	84,112	78,975
Additions	7,322	7,100
Early termination and modification of lease contracts	(1,480)	(1,654)
Termination of lease contracts	(936)	(309)
Exchange differences	0
Ending balance	89,018	84,112
Telecommunications Towers and related assets [Member] | Accumulated amortization and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	44,402	29,761
Charge for the year	16,545	15,883
Early termination and modification of lease contracts	(456)	(933)
Termination of lease contracts	(936)	(309)
Exchange differences	0
Ending balance	59,555	44,402
Buildings and premises [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value:	23,165	23,647
Buildings and premises [Member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	48,159	43,327
Additions	9,400	10,554
Early termination and modification of lease contracts	(1,304)	(2,127)
Termination of lease contracts	(6,966)	(3,496)
Exchange differences	(47)	(99)
Ending balance	49,242	48,159
Buildings and premises [Member] | Accumulated amortization and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	24,512	19,656
Charge for the year	9,232	9,179
Early termination and modification of lease contracts	(674)	(782)
Termination of lease contracts	(6,966)	(3,496)
Exchange differences	(27)	(45)
Ending balance	26,077	24,512
Others [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value:	2,722	1,734
Others [Member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	4,973	4,117
Additions	1,759	1,302
Early termination and modification of lease contracts	(389)	(105)
Termination of lease contracts	(948)	(341)
Exchange differences	0
Ending balance	5,395	4,973
Others [Member] | Accumulated amortization and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	3,239	2,694
Charge for the year	762	950
Early termination and modification of lease contracts	(380)	(64)
Termination of lease contracts	(948)	(341)
Exchange differences	0
Ending balance	¥ 2,673	¥ 3,239